DEPRECIATION OF ASSETS - Summary of Depreciation and Impairment of Assets (Detail) - ARS ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Depreciation amortization and impairment [abstract]
Depreciation	$ (19,931,924)	$ (22,167,916)	$ (59,143,071)	$ (64,485,989)
Amortization of Organization and Development Expenses	(17,209,219)	(21,758,603)	(53,547,223)	(60,195,459)
Depreciation	(161,020)	(554)	(483,089)	(1,662)
Others	(369,863)	(526,847)	(995,952)	(985,744)
Total	$ (37,672,026)	$ (44,453,920)	$ (114,169,335)	$ (125,668,854)